Segment information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment information	Segment information
The Group has a single reportable operating segment, namely asset management. The Group’s executive directors collectively function as the CODM, responsible for allocating resources and assessing performance on a consolidated basis that is in line with the Group’s global strategy, which is based on six verticals: global private markets solutions, private equity, credit, real estate, infrastructure, and public equities.